SUPPLEMENT DATED JANUARY 1, 2002
                              TO THE PROSPECTUS OF
                         FRANKLIN'S AGE HIGH INCOME FUND
                              DATED OCTOBER 1, 2001


The prospectus is amended as follows:

I. As of January 1, 2002, the Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

II. The section "Fees and Expenses" on page 10 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                    CLASS A    CLASS B   CLASS C    CLASS R/1
-----------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price        4.25%      4.00%     1.99%      1.00%

  Load imposed on purchases         4.25%      None      1.00%      None

  Maximum deferred sales charge     None/2     4.00%/3   0.99%/4    1.00%
(load)
  Redemption Fee/5                  2.00%      2.00%     2.00%      2.00%

Please see "Choosing a Share Class" on page 17 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                    CLASS A    CLASS B   CLASS C    CLASS R/1
-----------------------------------------------------------------------------
Management fees                     0.46%      0.46%     0.46%      0.46%
Distribution and service
(12b-1) fees                        0.14%      0.65%     0.65%      0.50%
Other expenses                      0.16%      0.16%     0.16%      0.16%
                                    -----------------------------------------
Total annual Fund operating
expenses                            0.76%      1.27%     1.27%      1.12%
                                    -----------------------------------------

1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended May 31, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 17) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. This fee is only for Market Timers (see page 32).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                           $499/1   $658      $829      $1,327
CLASS B                           $529     $703      $897      $1,393/2
CLASS C                           $327     $499      $790      $1,619
CLASS R                           $214     $356      $617      $1,363
If you do not sell your shares:
CLASS B                           $129     $403      $697      $1,393/2
CLASS C                           $228     $499      $790      $1,619
CLASS R                           $114     $356      $617      $1,363

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

III. The first paragraph under the section "Choosing a Share Class" on page 17 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A               CLASS B           CLASS C          CLASS R
-------------------------------------------------------------------------------
o  Initial sales      o  No initial     o  Initial       o  No initial
   charge of 4.25%       sales charge      sales charge     sales charge
   or less                                 of 1%

o  Deferred sales     o  Deferred       o  Deferred      o Except for
   charge of 1% on       sales charge      sales charge    ValuSelect plans
   purchases of $1       of 4% on          of 1% on        and plans for
   million or more       shares you        shares you      which Franklin
   sold within 12        sell within       sell within     Templeton
   months.               the first         18 months       Investments
   Effective for         year,                             provides
   purchases on or       declining to                      recordkeeping,
   after February 1,     1% within six                     deferred sales
   2002, the             years and                         charge of 1% on
   holding period is     eliminated                        shares you sell
   extended to 18        after that                        within 18 months
   months.                                                 (charged at plan
                                                           level based on
                                                           initial
                                                           investment for
                                                           Qualified plans).

o  Lower annual       o  Higher         o  Higher        o Higher annual
   expenses than         annual            annual          expenses than
   Class B, C or R       expenses than     expenses        Class A due to
   due to lower          Class A (same     than Class A    higher
   distribution fees     as Class C)       (same as        distribution fees
                         due to higher     Class B) due    (lower than Class
                         distribution      to higher       B and Class C).
                         fees.             distribution    No conversion to
                         Automatic         fees. No        Class A shares,
                         conversion to     conversion      so annual
                         Class A           to Class A      expenses do not
                         shares after      shares, so      decrease.
                         eight years,      annual
                         reducing          expenses do
                         future annual     not decrease.
                         expenses.


IV. Under the section "Investments of $1 Million or More" on page 17, effective for purchases on or after February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more will be extended to 18 months.

V.  The section "Retirement Plans" on page 18 is replaced with the following:

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts, when such retirement plans are ineligible to purchase Class R shares.

VI. The following is added under the section "Choosing a Share Class" on page 17:

SALES CHARGES - CLASS R

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million,

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 19 of the Prospectus).

DISTRIBUTION AND SERVICE (12B-1) FEES Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

VII. The paragraph heading on page 19 "Contingent Deferred Sales Charge (CDSC) - Class A, B & C" is replaced with the following:

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B, C & R

VIII. The second paragraph under "Reinstatement Privilege" on page 20 is replaced with the following:

If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

IX. The table under "Buying Shares - Minimum investments" on page 21 is replaced with the following:

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

MINIMUM INVESTMENTS
-----------------------------------------------------------------------------
                                              INITIAL        ADDITIONAL
-----------------------------------------------------------------------------
Regular accounts                              $1,000         $50
-----------------------------------------------------------------------------
Automatic investment plans                    $50 ($25 for   $50 ($25 for
                                              an Education   an Education
                                              IRA)           IRA)
-----------------------------------------------------------------------------
UGMA/UTMA accounts                            $100            $50
-----------------------------------------------------------------------------
Retirement accounts including Qualified       no minimum     no minimum
plans (other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)
-----------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth
IRAs                                          $250           $50
-----------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs
                                              $250           $50
-----------------------------------------------------------------------------
Full-time employees, officers, trustees and   $100           $50
directors of Franklin Templeton entities,
and their immediate family members
-----------------------------------------------------------------------------

X. The footnote under the section "Distribution Options" on page 24 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered by that fund.

XI. The following paragraph is added under the section "Exchange Privilege" beginning on page 24:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

XII. The section "Dealer Compensation" on page 33 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                        CLASS A       CLASS B      CLASS C    CLASS R
--------------------------------------------------------------------------
COMMISSION (%)          ---           3.00         2.00/3      1.00/5
Investment under        4.00          ---          ---
$100,000
$100,000 but under      3.25          ---          ---
$250,000
$250,000 but under      2.25          ---          ---
$500,000
$500,000 but under $1   1.85          ---          ---
million
$1 million or more      up to 0.75/1  ---          ---
12B-1 FEE TO DEALER     0.15/1        0.15/2       0.65/4      0.35/5

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Commission includes advance of the first year's 0.15% 12b-1 service fee.
4. Dealers may be eligible to receive up to 0.15% at time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.
5. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.


              Please keep this supplement for future reference.

















                        SUPPLEMENT DATED JANUARY 1, 2002
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                         FRANKLIN'S AGE HIGH INCOME FUND
                              DATED OCTOBER 1, 2001


The Statement of Additional Information is amended as follows:

I. As of January 1, 2002, the Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

II. The second paragraph under the section "Organization, Voting Rights and Principal Holders" on page 16 is replaced with the following:

The Fund currently offers five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

o AGE High Income Fund - Class A
o AGE High Income Fund - Class B
o AGE High Income Fund - Class C
o AGE High Income Fund - Class R
o AGE High Income Fund - Advisor Class

III. The following is added to the section "Organization, Voting Rights and Principal Holders" on page 16:

As of October 5, 2001, the principal shareholders of the Fund, beneficial or of record, were:


Name and Address                     Share Class    Percentage (%)
--------------------------------------------------------------------------
Andrew R. Johnson
P.O. Box 370100
Las Vegas, NV 89137-0100             Advisor        23.84

Richard C. Stoker Living Trust
Richard C. Stoker Trustee
DTD 8/27/90
2930 N. Atlantic Blvd.
Fort Lauderdale, FL 33308-7512       Advisor        5.27

Franklin Templeton Bank & Trust
Trustee for Defined Contribution
Services
Franklin Resources Profit Sharing
Plan                                 Advisor        11.75
P.O. Box 2438
Rancho Cordova, CA 95741-2438

Note: Rupert H. Johnson, Jr., who is an officer and trustee of the Trust, serves on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Fund. In that capacity, he participates in the voting of such shares. Rupert H. Johnson, Jr. disclaims beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

As of October 5, 2001, the officers and board members, as a group, owned of record and beneficially less than 3.9% of the outstanding shares of the Advisor Class and less than 1% of the other classes. The board members may own shares in other funds in Franklin Templeton Investments.

IV. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 17 is replaced with the following:

The maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B and Class R.

V. The first and second paragraphs under "Buying and Selling Shares - Retirement plans" on page 19 are replaced with the following:

RETIREMENT PLANS. Effective January 1, 2002, (i) individual retirement accounts with investments of $1 million or more, (ii) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets of $20 million or more, (iii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of $10 million or more and (iv) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of less than $10 million if Class R shares are not offered on a particular fund are eligible to buy Class A shares without an initial sales charge.

Retirement plans with assets invested in one or more Franklin Templeton funds on December 31, 2001, or in contract on December 31, 2001, to add one or more Franklin Templeton funds to the plan's investment options, and sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or (iii) that agreed to invest at least $500,000 in Franklin Templeton funds over a 13 month period may continue to buy Class A shares without an initial sales charge.

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

VI. The second paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 20 is replaced with the following:

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 0.75% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

VII. The third paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 20 is deleted.

VIII. The fourth paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 20 is replaced with the following:

Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

IX. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 20 is replaced with the following:

If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase effective February 1, 2002. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

X. The following is added under the section "Buying and Selling Shares - CDSC waivers" on page 21:

o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

XI. The following is added under the section "Buying and Selling Shares," beginning on page 17:

CONVERSION OF CLASS R SHARES TO CLASS A SHARES Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

XII. The first two paragraphs under "The Underwriter - Distribution and service (12b-1) fees - The Class B and C plans" on page 24 are replaced with the following:

THE CLASS B, C AND R PLANS. For Class B and C shares, the Fund pays Distributors up to 0.65% per year of the class's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees). For Class R shares, the Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B, C and R plans are compensation plans. They allow the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

XIII. The subheading "The Class A, B and C plans" under "The Underwriter - Distribution and service (12b-1) fees" on page 25 is replaced with "The Class A, B, C and R plans."

XIV. The first paragraph under "Performance" on page 25 is replaced with the following:

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Effective January 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, Class R standardized performance quotations are calculated as described below.

              Please keep this supplement for future reference.